Share Capital	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Share Capital	Share Capital
Upon approval of shareholders of the Company on March 12, 2021, every 1.74 ordinary shares with a par value of USD 0.0001 each in the authorized share capital of the Company (including all issued and unissued shares) were consolidated into one share with a par value of USD 0.000174 each. Therefore, the authorized share capital of the Company was changed from USD 50,000 to USD 76,560. The authorized share capital of the Company as of December 31, 2023 was USD 76,560.

	Number of Ordinary Shares	Share Capital	Share Premium	Total
(In thousands, except share data)
As of January 1, 2021	19,653,791	$3	$6,012	$6,015
Issuance of ordinary shares[i]	12,937,500	2	200,630	200,632
Conversion from preferred shares to ordinary shares (Note 25)	24,791,804	5	421,456	421,461
Repurchase of ordinary sharesii	(20,765)	—	—	—
Issuance of shares to Co-Foundersiii	121,080	—	218	218
Exercise of stock options	—	—	327	327
As of December 31, 2021	57,483,410	10	628,643	628,653
Issuance of ordinary shares[v]	25,468	—	18	18
Shares surrendered and cancellediv	(60,540)	—	—	—
As of December 31, 2022	57,448,338	10	628,661	628,671
Issuance of ordinary shares[v]	60,207	—	44	44
Exercise of stock options	—	—	2	2
As of December 31, 2023	57,508,545	$10	$628,707	$628,717
(i)In March 2021, 12,937,500 ADSs (representing 12,937,500 ordinary shares, including the exercise of the option by the underwriters in full to purchase additional ADSs) were offered by the Company in connection with its listing on Nasdaq, and the proceeds received were USD 219.9 million. The Company incurred issuance costs of USD 19.3 million in connection with this offering.
(ii)In March 2021, at the request of one co-founder, the Company repurchased 20,765 ordinary shares from him for a consideration of USD 0.4 million for the payment of employee withholding taxes related to share-based awards, then such shares were cancelled accordingly.
(iii)Pursuant to the Company’s shareholder agreement in effect as of the completion of the Series C financing (see Note 23), each of the Company’s founders was entitled to two or more votes to ensure the Co-Founders control the majority of the votes under certain circumstances.
(iv)In May 2022, a related party surrendered 60,540 ordinary shares for no consideration. The surrendered shares were cancelled. In relation to the share surrender, the Company did not enter into any agreement or commitment for future consideration or compensation.
(v)On November 1, 2022, the 25,468 shares were issued under the 2021 ESPP Plan. On May 1, 2023 and November 1, 2023, 30,312 and 29,895, respectively, shares were issued under the 2021 ESPP Plan.